Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 3,289	$ 2,019
Short term bank deposit	2,507
Marketable securities	298	414
Other accounts receivable	112	321
Total current assets	6,206	2,754
NON-CURRENT ASSETS:
Property and equipment, net		10
Intangible assets, net	380	253
Total non-current assets	380	263
Total assets	6,586	3,017
CURRENT LIABILITIES:
Trade payables	4	17
Other accounts payable	296	313
Total current liabilities	300	330
NON-CURRENT LIABILITIES:
WARRANTS AT FAIR VALUE	2,667
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital - ordinary shares of NIS 0.1 par value: Authorized - December 31, 2017 and 2016 - 1,450,000,000 and 700,000,000 shares, respectively; Issued and outstanding - December 31, 2017 and 2016 - 514,205,799 and 274,205,799 shares, respectively	13,182	6,624
Premium on shares, options and warrants	146,015	150,784
Reserve from transactions with non-controlling interests	20	20
Other comprehensive income	47	163
Accumulated deficit	(155,645)	(154,904)
Total equity	3,619	2,687
Total liabilities and equity	$ 6,586	$ 3,017